Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Deferred tax asset, beginning	$ 741,000	$ 704,000
Increase in valuation reserve	333,000	37,000
Deferred tax asset, ending	1,074,000	741,000
Valuation Allowance	(1,074,000)	(741,000)
Net Deferred tax assets